Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Inventories consist of the following:
Raw materials	$ 3,347		$ 4,019
Work in progress	31,477		26,085
Supplies	16,355		31,155
Finished goods	20,266		25,563
Costs in excess of billings on uncompleted contracts	4,770		3,398
Inventory, Gross, Total	116,309		124,884
Inventories:
Current	116,309		90,220
Non-current (Note 10)	0		34,664
Raw materials, work in progress and supplies consigned to third parties	769		4,642
Project Assets
Inventories consist of the following:
Project assets	40,094		34,664
Inventories:
Current	40,094		0
Non-current (Note 10)	$ 0	[1]	$ 34,664	[1]

[1]	Project assets which are not expected to be constructed and sold within the next 12 months are reported as noncurrent assets.